Reportable Segments (Tables)	12 Months Ended
Dec. 31, 2012
Reportable Segments (Tables) [Abstracts]
Reportable Segments Schedule

	Year Ended December 31, 2012
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$708,009	$386,813	$332,185	$441,911	$—	$1,868,918
Non-same store/other (2) (3)	110,060	54,414	19,853	60,962	(65)	245,224
Properties sold – March YTD 2013 (4)	—	—	—	—	(243,833)	(243,833)
Total rental income	818,069	441,227	352,038	502,873	(243,898)	1,870,309
Operating expenses:
Same store (1)	251,538	127,213	127,279	143,884	—	649,914
Non-same store/other (2) (3)	33,423	24,755	7,550	20,837	3,285	89,850
Properties sold – March YTD 2013 (4)	—	—	—	—	(72,109)	(72,109)
Total operating expenses	284,961	151,968	134,829	164,721	(68,824)	667,655
NOI:
Same store (1)	456,471	259,600	204,906	298,027	—	1,219,004
Non-same store/other (2) (3)	76,637	29,659	12,303	40,125	(3,350)	155,374
Properties sold – March YTD 2013 (4)	—	—	—	—	(171,724)	(171,724)
Total NOI	$533,108	$289,259	$217,209	$338,152	$(175,074)	$1,202,654

Total assets	$6,972,992	$2,953,700	$2,268,805	$3,191,403	$1,814,100	$17,201,000

Capital expenditures	$58,298	$35,650	$27,521	$28,505	$2,854	$152,828

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2011, less properties subsequently sold, which represented 98,577 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2011, plus any properties in lease-up and not stabilized as of January 1, 2011.

(3)	Other includes development and other corporate operations.

(4)	Properties sold – March YTD 2013 reflects discontinued operations for properties sold during the first three months of 2013.

	Year Ended December 31, 2011
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$671,633	$356,822	$317,205	$425,789	$—	$1,771,449
Non-same store/other (2) (3)	51,566	9,900	14,488	30,539	(3,477)	103,016
Properties sold – March YTD 2013 (4)	—	—	—	—	(229,823)	(229,823)
Total rental income	723,199	366,722	331,693	456,328	(233,300)	1,644,642
Operating expenses:
Same store (1)	245,166	125,008	123,720	144,777	—	638,671
Non-same store/other (2) (3)	14,101	3,946	5,165	12,144	7,326	42,682
Properties sold – March YTD 2013 (4)	—	—	—	—	(71,233)	(71,233)
Total operating expenses	259,267	128,954	128,885	156,921	(63,907)	610,120
NOI:
Same store (1)	426,467	231,814	193,485	281,012	—	1,132,778
Non-same store/other (2) (3)	37,465	5,954	9,323	18,395	(10,803)	60,334
Properties sold – March YTD 2013 (4)	—	—	—	—	(158,590)	(158,590)
Total NOI	$463,932	$237,768	$202,808	$299,407	$(169,393)	$1,034,522

Total assets	$6,550,979	$2,816,078	$2,340,902	$3,238,164	$1,713,180	$16,659,303

Capital expenditures	$51,203	$32,522	$24,813	$27,792	$8,122	$144,452

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2011, less properties subsequently sold, which represented 98,577 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2011, plus any properties in lease-up and not stabilized as of January 1, 2011.

(3)	Other includes development, condominium conversion overhead of $0.4 million and other corporate operations.

(4)	Properties sold – March YTD 2013 reflects discontinued operations for properties sold during the first three months of 2013.

	Year Ended December 31, 2010
	Northeast	Northwest	Southeast	Southwest	Other (3)	Total
Rental income:
Same store (1)	$553,561	$322,427	$342,080	$412,414	$—	$1,630,482
Non-same store/other (2) (3)	95,493	18,825	9,009	13,587	(3,604)	133,310
Properties sold in 2012 (4)	—	—	—	—	(98,559)	(98,559)
Properties sold – March YTD 2013 (5)	—	—	—	—	(218,452)	(218,452)
Total rental income	649,054	341,252	351,089	426,001	(320,615)	1,446,781
Operating expenses:
Same store (1)	207,131	119,797	139,550	147,732	—	614,210
Non-same store/other (2) (3)	48,119	8,300	3,729	7,198	12,230	79,576
Properties sold in 2012 (4)	—	—	—	—	(39,015)	(39,015)
Properties sold – March YTD 2013 (5)	—	—	—	—	(78,640)	(78,640)
Total operating expenses	255,250	128,097	143,279	154,930	(105,425)	576,131
NOI:
Same store (1)	346,430	202,630	202,530	264,682	—	1,016,272
Non-same store/other (2) (3)	47,374	10,525	5,280	6,389	(15,834)	53,734
Properties sold in 2012 (4)	—	—	—	—	(59,544)	(59,544)
Properties sold – March YTD 2013 (5)	—	—	—	—	(139,812)	(139,812)
Total NOI	$393,804	$213,155	$207,810	$271,071	$(215,190)	$870,650

(1)	Same store primarily includes all properties acquired or completed and stabilized prior to January 1, 2010, less properties subsequently sold, which represented 101,312 apartment units.

(2)	Non-same store primarily includes properties acquired after January 1, 2010, plus any properties in lease-up and not stabilized as of January 1, 2010.

(3)	Other includes development, condominium conversion overhead of $0.6 million and other corporate operations.

(4)	Reflects discontinued operations for properties sold during 2012.

(5)	Properties sold – March YTD 2013 reflects discontinued operations for properties sold during the first three months of 2013.

Reconciliation of NOI

	Year Ended December 31,
	2012	2011	2010
Rental income	$1,870,309	$1,644,642	$1,446,781
Property and maintenance expense	(365,778)	(337,419)	(323,743)
Real estate taxes and insurance expense	(219,975)	(190,834)	(172,531)
Property management expense	(81,902)	(81,867)	(79,857)
Total operating expenses	(667,655)	(610,120)	(576,131)
Net operating income	$1,202,654	$1,034,522	$870,650